                                   Oppenheimer AMT-Free Municipals
                                   Oppenheimer AMT-Free New York Municipals
                                   Oppenheimer Cash Reserves
                                   Oppenheimer Champion Income Fund
                                   Oppenheimer Developing Markets Fund
                                   Oppenheimer Discovery Fund
                                   Oppenheimer Emerging Growth Fund
                                   Oppenheimer Enterprise Fund
                                   Oppenheimer Global Fund
                                   Oppenheimer Global Opportunities Fund
                                   Oppenheimer Gold & Special Minerals Fund
                                   Oppenheimer Growth Fund
                                   Oppenheimer High Yield Fund
                                   Oppenheimer International Bond Fund
                                   Oppenheimer International Large-Cap Core Fund
                                   Oppenheimer International Small Company Fund
                                   Oppenheimer International Value
                                   Oppenheimer Limited-Term Government Fund
                                   Oppenheimer Main Street Fund(R)
                                   Oppenheimer Main Street Opportunity Fund(R)
                                   Oppenheimer Money Market Fund, Inc.
                                   Oppenheimer Multi Cap Value Fund
                                   Oppenheimer Real Asset Fund
                                   Oppenheimer Senior Floating Rate Fund
                                   Oppenheimer Strategic Income Fund
                                   Oppenheimer Total Return Bond Fund
                                   Oppenheimer U.S. Government Trust
                                   Rochester Fund Municipals
                Rochester Portfolio Series - Limited Term New York Municipal Fund

                                     Supplement dated February 13, 2004

This supplement amends the prospectus of each of the above-referenced  Funds and is in addition to any existing supplements of the Funds.

The third  paragraph of the bullet  point  entitled  "Investing  for the Shorter
Term" under the section  entitled  "WHICH CLASS OF SHARES SHOULD YOU CHOOSE?" is deleted in its entirety and replaced with the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004                                          PS0000.010.0204

                                     Oppenheimer AMT-Free Municipals
                                 Oppenheimer AMT-Free New York Municipals
                                        Oppenheimer Cash Reserves
                                     Oppenheimer Champion Income Fund
                                   Oppenheimer Developing Markets Fund
                                        Oppenheimer Discovery Fund
                                     Oppenheimer Emerging Growth Fund
                                       Oppenheimer Enterprise Fund
                                         Oppenheimer Global Fund
                                  Oppenheimer Global Opportunities Fund
                                 Oppenheimer Gold & Special Minerals Fund
                                         Oppenheimer Growth Fund
                                       Oppenheimer High Yield Fund
                                   Oppenheimer International Bond Fund
                              Oppenheimer International Large-Cap Core Fund
                               Oppenheimer International Small Company Fund
                                     Oppenheimer International Value
                                 Oppenheimer Limited-Term Government Fund
                                      Oppenheimer Main Street Fund(R)
                                Oppenheimer Main Street Opportunity Fund ?
                                   Oppenheimer Money Market Fund, Inc.
                                     Oppenheimer Multi Cap Value Fund
                                  Oppenheimer Multi-Sector Income Trust
                                       Oppenheimer Real Asset Fund
                                  Oppenheimer Senior Floating Rate Fund
                                    Oppenheimer Strategic Income Fund
                                    Oppenheimer Total Return Bond Fund
                                    Oppenheimer U.S. Government Trust
                                        Rochester Fund Municipals
                    Rochester Portfolio Series - Limited Term New York Municipal Fund

                                    Supplement dated February 13, 2004

This  supplement  amends the Statement of Additional  Information of each of the above-referenced  Funds and is in addition to any  existing  supplements  of the
Funds.

The first sentence of the third paragraph under the section entitled "Classes of
Shares" is deleted in its entirety and replaced with the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004                                            PX0000.001